CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Revenue (Note 10)	$ 173.1	$ 172.7
Cost of sales
Costs of sales (Note 11)	30.2	39.9
Depletion and depreciation	60.6	71.5
Total cost of sales	90.8	111.4
Gross profit	82.3	61.3
Other operating expenses (income)
Corporate administration	4.5	5.3
Business development	0.7	0.8
Gain on sale of gold bullion	(0.3)
Total other operating expenses	4.9	6.1
Operating income	77.4	55.2
Foreign exchange gain (loss) and other income (expense)	0.6	0.7
Income before finance items and income taxes	78.0	55.9
Finance items
Finance income	1.0	0.9
Finance expenses	(0.9)	(0.8)
Net income before income taxes	78.1	56.0
Income tax expense (Note 13)	13.5	10.4
Net income	64.6	45.6
Items that may be reclassified subsequently to profit and loss:
Changes in the fair value of available-for-sale investments, net of income tax (Note 5)		1.5
Currency translation adjustment	(23.2)	9.7
Items that will not be reclassified subsequently to profit and loss
Changes in the fair value of equity investments at fair value through other comprehensive income, net of income tax (Note 5)	(25.7)
Other comprehensive (loss) income	(48.9)	11.2
Total comprehensive income	$ 15.7	$ 56.8
Basic earnings per share (Note 15) (in dollars per share)	$ 0.35	$ 0.26
Diluted earnings per share (Note 15) (in dollars per share)	$ 0.35	$ 0.25